Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 899,186	Royalties	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - New Mexico [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 2
	3,749	Fees	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - New Mexico [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 3
	1,265	Infrastructure	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - New Mexico [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 4
	37,116	Royalties	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - North Dakota [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 5
	536	Fees	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - North Dakota [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 6
	148	Royalties	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - Texas [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 7
	62,282	Royalties	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - Wyoming [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 8
	594	Fees	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - Wyoming [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 9
	1,457	Fees	UNITED STATES	United States Federal Government (US) [Member]	Onshore U.S. - Texas [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 10
	9,173	Taxes	TRINIDAD AND TOBAGO	National Government of Trinidad & Tobago (TT) [Member]	Offshore Trinidad & Tobago (Atlantic Ocean) [Member]	Crude Oil and Natural Gas [Member]	Trinidad Segment [Member]	Well
#: 11
	24,663	Royalties	TRINIDAD AND TOBAGO	National Government of Trinidad & Tobago (TT) [Member]	Offshore Trinidad & Tobago (Atlantic Ocean) [Member]	Crude Oil and Natural Gas [Member]	Trinidad Segment [Member]	Well
#: 12
	6,032	Fees	TRINIDAD AND TOBAGO	National Government of Trinidad & Tobago (TT) [Member]	Offshore Trinidad & Tobago (Atlantic Ocean) [Member]	Crude Oil and Natural Gas [Member]	Trinidad Segment [Member]	Well
#: 13
	135,222	Prod. Entitlements	TRINIDAD AND TOBAGO	National Government of Trinidad & Tobago (TT) [Member]	Offshore Trinidad & Tobago (Atlantic Ocean) [Member]	Crude Oil and Natural Gas [Member]	Trinidad Segment [Member]	Well
#: 14
	3,263	Prod. Entitlements	TRINIDAD AND TOBAGO	National Government of Trinidad & Tobago (TT) [Member]	Offshore Trinidad & Tobago (Atlantic Ocean) (In-Kind Payment) [Member]	Crude Oil and Natural Gas [Member]	Trinidad Segment [Member]	Well
#: 15
	138	Fees	AUSTRALIA	National Government of Australia (AU) [Member]	Offshore Australia (Joseph Bonaparte Gulf) [Member]	Crude Oil and Natural Gas [Member]	Other International Segment [Member]	Well
#: 16
	1,335,270	Taxes	UNITED STATES	United States Federal Government (US) [Member]	Payments by EOG Consolidated Entity (Not Attributable to a Specific Project(s)) [Member]	Crude Oil and Natural Gas [Member]	United States Segment [Member]	Well
#: 17
	602	Fees	TRINIDAD AND TOBAGO	National Government of Trinidad & Tobago (TT) [Member]	Offshore Trinidad & Tobago (Atlantic Ocean) 2 [Member]	Crude Oil and Natural Gas [Member]	Trinidad Segment [Member]	Well
#: 18
	23,987	Fees	UNITED ARAB EMIRATES	United Arab Emirates Federal Government (AE) [Member]	Onshore United Arab Emirates (Abu Dhabi) [Member]	Crude Oil and Natural Gas [Member]	Other International Segment [Member]	Well
#: 19
	$ 300	Fees	AUSTRALIA	National Government of Australia (AU) [Member]	Offshore Australia (Joseph Bonaparte Gulf) [Member]	Crude Oil and Natural Gas [Member]	Other International Segment [Member]	Well